LEASE - Balances reported in the consolidated balance sheets (Details) $ in Thousands, $ in Thousands	Dec. 31, 2022 HKD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 HKD ($)
Balances reported in the consolidated balance sheets related to the leases
Operating lease right-of-use assets	$ 196,864	$ 25,234	$ 243,859
Operating lease liabilities	$ 211,143		$ 260,579